Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Total cash outflows of leases	₩ 3,210	₩ 2,644